Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Summary of Other liabilities
Deferred gains on asset sales	$ 886	$ 933
SPG point liability	696	724
Deferred revenue including VOIs and residential sales	42	36
Benefit plan liabilities	69	74
Insurance reserves	48	47
Other	161	157
Other liabilities	$ 1,902	$ 1,971